UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATE FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

48471-0415                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATE FUND
February 28, 2015 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (31.1%)

              COMMON STOCKS (19.5%)

              CONSUMER DISCRETIONARY (2.6%)
              -----------------------------
              ADVERTISING (0.1%)
    15,900    Omnicom Group, Inc.                                                             $    1,265
                                                                                              ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    16,000    Michael Kors Holdings Ltd.*                                                          1,078
                                                                                              ----------
              AUTO PARTS & EQUIPMENT (0.6%)
    66,000    Johnson Controls, Inc.                                                               3,354
    33,500    Magna International, Inc.                                                            3,650
                                                                                              ----------
                                                                                                   7,004
                                                                                              ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
   125,000    Ford Motor Co.                                                                       2,042
                                                                                              ----------
              BROADCASTING (0.1%)
    30,000    CBS Corp. "B"                                                                        1,773
                                                                                              ----------
              CABLE & SATELLITE (0.3%)
    57,120    Comcast Corp. "A"                                                                    3,392
                                                                                              ----------
              GENERAL MERCHANDISE STORES (0.1%)
     9,300    Dollar General Corp.*                                                                  675
                                                                                              ----------
              HOME IMPROVEMENT RETAIL (0.3%)
    36,300    Home Depot, Inc.                                                                     4,165
                                                                                              ----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
    45,300    Carnival Corp.                                                                       1,993
    15,000    Royal Caribbean Cruises Ltd.                                                         1,146
                                                                                              ----------
                                                                                                   3,139
                                                                                              ----------
              SPECIALIZED CONSUMER SERVICES (0.3%)
    92,200    H&R Block, Inc.                                                                      3,149
                                                                                              ----------
              SPECIALTY STORES (0.2%)
    16,664    Signet Jewelers Ltd.                                                                 1,998
                                                                                              ----------
              Total Consumer Discretionary                                                        29,680
                                                                                              ----------

              CONSUMER STAPLES (0.9%)
              -----------------------
              DRUG RETAIL (0.7%)
    29,530    CVS Health Corp.                                                                     3,067
    59,300    Walgreens Boots Alliance, Inc.                                                       4,927
                                                                                              ----------
                                                                                                   7,994
                                                                                              ----------
              FOOD DISTRIBUTORS (0.1%)
    36,000    Sysco Corp.                                                                          1,404
                                                                                              ----------

================================================================================

1  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.1%)
    15,100    Procter & Gamble Co.                                                            $    1,285
                                                                                              ----------
              Total Consumer Staples                                                              10,683
                                                                                              ----------
              ENERGY (2.0%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
     9,330    Chevron Corp.                                                                          995
    80,170    Occidental Petroleum Corp.                                                           6,244
                                                                                              ----------
                                                                                                   7,239
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
   115,440    Halliburton Co.                                                                      4,957
    50,000    Schlumberger Ltd.                                                                    4,208
                                                                                              ----------
                                                                                                   9,165
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    37,300    Anadarko Petroleum Corp.                                                             3,142
    28,068    California Resources Corp.*                                                            201
   101,500    Marathon Oil Corp.                                                                   2,828
                                                                                              ----------
                                                                                                   6,171
                                                                                              ----------
              Total Energy                                                                        22,575
                                                                                              ----------

              FINANCIALS (3.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    10,500    Ameriprise Financial, Inc.                                                           1,403
    28,000    Bank of New York Mellon Corp.                                                        1,096
                                                                                              ----------
                                                                                                   2,499
                                                                                              ----------
              CONSUMER FINANCE (0.4%)
    60,000    Capital One Financial Corp.                                                          4,723
                                                                                              ----------
              DIVERSIFIED BANKS (1.2%)
   195,000    Bank of America Corp.                                                                3,083
    70,833    Citigroup, Inc.                                                                      3,713
    93,400    JPMorgan Chase & Co.                                                                 5,724
    23,040    Wells Fargo & Co.                                                                    1,262
                                                                                              ----------
                                                                                                  13,782
                                                                                              ----------
              LIFE & HEALTH INSURANCE (0.3%)
    54,500    MetLife, Inc.                                                                        2,770
                                                                                              ----------
              MULTI-LINE INSURANCE (0.1%)
    19,300    American International Group, Inc.                                                   1,068
                                                                                              ----------
              REGIONAL BANKS (0.9%)
    30,830    CIT Group, Inc.                                                                      1,426
    55,000    Fifth Third Bancorp                                                                  1,065
   287,000    KeyCorp                                                                              3,998
    18,200    PNC Financial Services Group, Inc.                                                   1,673
   195,000    Regions Financial Corp.                                                              1,874
                                                                                              ----------
                                                                                                  10,036
                                                                                              ----------
              SPECIALIZED FINANCE (0.2%)
    10,950    Intercontinental Exchange, Inc.                                                      2,577
                                                                                              ----------
              Total Financials                                                                    37,455
                                                                                              ----------

              HEALTH CARE (2.9%)
              ------------------
              BIOTECHNOLOGY (0.8%)
    11,500    Amgen, Inc.                                                                          1,814
    70,800    Gilead Sciences, Inc.*                                                               7,330
                                                                                              ----------
                                                                                                   9,144
                                                                                              ----------

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                                                   Portfolio of Investments |  2

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
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE DISTRIBUTORS (0.3%)
    35,300    Cardinal Health, Inc.                                                           $    3,106
                                                                                               ---------
              HEALTH CARE EQUIPMENT (0.4%)
    56,300    Medtronic plc                                                                        4,368
                                                                                              ----------
              PHARMACEUTICALS (1.4%)
   147,750    AbbVie, Inc.                                                                         8,939
    11,940    Johnson & Johnson                                                                    1,224
    38,900    Merck & Co., Inc.                                                                    2,277
   111,634    Pfizer, Inc.                                                                         3,831
                                                                                              ----------
                                                                                                  16,271
                                                                                              ----------
              Total Health Care                                                                   32,889
                                                                                              ----------
              INDUSTRIALS (2.7%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
    11,800    Raytheon Co.                                                                         1,283
    25,600    Spirit AeroSystems Holdings, Inc. "A"*                                               1,260
    11,730    United Technologies Corp.                                                            1,430
                                                                                              ----------
                                                                                                   3,973
                                                                                              ----------
              AIRLINES (0.3%)
    56,900    United Continental Holdings, Inc.                                                    3,709
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    91,400    Eaton Corp. plc                                                                      6,490
                                                                                              ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    58,800    Republic Services, Inc.                                                              2,406
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (0.9%)
    24,000    Carlisle Companies, Inc.                                                             2,234
   304,890    General Electric Co.                                                                 7,924
                                                                                              ----------
                                                                                                  10,158
                                                                                              ----------
              INDUSTRIAL MACHINERY (0.1%)
    10,100    Parker Hannifin Corp.                                                                1,239
                                                                                              ----------
              RAILROADS (0.2%)
    10,000    Kansas City Southern                                                                 1,158
    10,000    Union Pacific Corp.                                                                  1,203
                                                                                              ----------
                                                                                                   2,361
                                                                                              ----------
              Total Industrials                                                                   30,336
                                                                                              ----------
              INFORMATION TECHNOLOGY (4.4%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
    18,000    Adobe Systems, Inc.*                                                                 1,424
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (0.8%)
   224,456    Cisco Systems, Inc.                                                                  6,624
   127,600    Juniper Networks, Inc.                                                               3,051
                                                                                              ----------
                                                                                                   9,675
                                                                                              ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     7,200    Visa, Inc. "A"                                                                       1,953
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (0.7%)
    28,000    AOL, Inc.                                                                            1,135
    22,500    Facebook, Inc. "A"*                                                                  1,777
     9,160    Google, Inc. "A"*                                                                    5,154
                                                                                              ----------
                                                                                                   8,066
                                                                                              ----------
              SEMICONDUCTOR EQUIPMENT (0.4%)
   177,800    Applied Materials, Inc.                                                              4,454
                                                                                              ----------

================================================================================

3  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (0.6%)
    53,200    Broadcom Corp. "A"                                                              $    2,406
   105,790    Intel Corp.                                                                          3,517
    17,900    Texas Instruments, Inc.                                                              1,053
                                                                                              ----------
                                                                                                   6,976
                                                                                              ----------
              SYSTEMS SOFTWARE (0.6%)
   148,280    Microsoft Corp.                                                                      6,502
                                                                                              ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.0%)
    41,730    Apple, Inc.                                                                          5,360
   101,800    Hewlett-Packard Co.                                                                  3,547
    40,100    Seagate Technology plc                                                               2,451
                                                                                              ----------
                                                                                                  11,358
                                                                                              ----------
              Total Information Technology                                                        50,408
                                                                                              ----------
              MATERIALS (0.5%)
              ----------------
              DIVERSIFIED CHEMICALS (0.2%)
    88,000    Huntsman Corp.                                                                       1,977
                                                                                              ----------
              DIVERSIFIED METALS & MINING (0.2%)
    92,000    Freeport-McMoRan, Inc.                                                               1,990
                                                                                              ----------
              PAPER PACKAGING (0.1%)
    37,600    Bemis Co., Inc.                                                                      1,835
                                                                                              ----------
              Total Materials                                                                      5,802
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    48,889    Verizon Communications, Inc.                                                         2,418
                                                                                              ----------
              Total Common Stocks (cost: $176,550)                                               222,246
                                                                                              ----------
              PREFERRED STOCKS (2.5%)

              CONSUMER STAPLES (0.9%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.9%)
   161,682    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                         4,683
    58,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)           6,056
                                                                                              ----------
                                                                                                  10,739
                                                                                              ----------
              Total Consumer Staples                                                              10,739
                                                                                              ----------
              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     2,050    Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                            1,887
   156,338    NuStar Logistics, LP, 7.63%                                                          4,120
                                                                                              ----------
                                                                                                   6,007
                                                                                              ----------
              Total Energy                                                                         6,007
                                                                                              ----------

              FINANCIALS (0.8%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
   167,198    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                           4,185
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REINSURANCE (0.0%)
     1,500    American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
              1/23/2007 - 3/09/2007; cost $1,533(b),(c)                                       $      375
                                                                                              ----------
              REITs - MORTGAGE (0.1%)
    24,000    Arbor Realty Trust, Inc., 7.38%                                                        605
                                                                                              ----------
              REITs - OFFICE (0.3%)
   130,027    Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual               3,372
                                                                                              ----------
              Total Financials                                                                     8,537
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   126,000    Qwest Corp., 7.50%                                                                   3,426
                                                                                              ----------
              Total Preferred Stocks (cost: $27,693)                                              28,709
                                                                                              ----------
              EXCHANGE-TRADED FUNDS (7.4%)
   197,000    iShares Core S&P 500 ETF                                                            41,805
   171,179    iShares Core S&P Mid-Cap ETF                                                        25,754
       200    iShares Core S&P Small-Cap ETF                                                          23
   114,500    PowerShares DB Commodity Index Tracking Fund                                         2,081
    82,800    Vanguard Mid-Cap ETF                                                                10,630
    31,900    Vanguard Small-Cap Value ETF                                                         3,447
                                                                                              ----------
              Total Exchange-Traded Funds (cost: $71,477)                                         83,740
                                                                                              ----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (1.7%)

              FIXED-INCOME EXCHANGE-TRADED FUNDS (1.7%)
              -----------------------------------------
    22,100    iShares 20+ Year Treasury Bond ETF                                                   2,863
   147,500    iShares 7-10 Year Treasury Bond ETF                                                 15,877
                                                                                              ----------
              Total Fixed-Income Exchange-Traded Funds (cost: $18,391)                            18,740
                                                                                              ----------
              Total U.S. Equity Securities(cost: $294,111)                                       353,435
                                                                                              ----------
              INTERNATIONAL EQUITY SECURITIES (22.0%)

              COMMON STOCKS (1.4%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
    35,000    Delphi Automotive plc                                                                2,759
                                                                                              ----------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
    29,100    Royal Dutch Shell plc ADR "A"                                                        1,902
                                                                                              ----------
              HEALTH CARE (0.4%)
              ------------------
              PHARMACEUTICALS (0.4%)
    41,200    Novartis AG ADR                                                                      4,219
                                                                                              ----------

================================================================================

5  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INDUSTRIALS (0.2%)
              ------------------
              RAILROADS (0.2%)
    14,400    Canadian Pacific Railway Ltd.                                                   $    2,702
                                                                                              ----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              SEMICONDUCTORS (0.2%)
    23,928    NXP Semiconductors N.V.*                                                             2,031
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    69,209    Vodafone Group plc ADR                                                               2,392
                                                                                              ----------
              Total Common Stocks (cost: $13,170)                                                 16,005
                                                                                              ----------
              EXCHANGE-TRADED FUNDS (20.6%)
    82,387    EGShares Emerging Markets Consumer ETF                                               2,182
   992,460    iShares Core MSCI EAFE ETF                                                          58,853
   607,500    iShares Core MSCI Emerging Markets ETF                                              29,768
 1,037,797    iShares MSCI EAFE ETF                                                               67,529
 1,340,239    iShares MSCI Germany ETF                                                            39,805
    32,280    iShares MSCI Philippines ETF                                                         1,348
    57,438    iShares MSCI Turkey ETF                                                              2,848
   148,000    PowerShares FTSE RAFI Emerging Markets Portfolio                                     2,855
    34,497    SPDR S&P Emerging Markets SmallCap ETF                                               1,565
    55,946    WisdomTree Emerging Markets Equity Income Fund                                       2,465
    59,797    WisdomTree Emerging Markets SmallCap Dividend Fund                                   2,672
   107,600    WisdomTree Europe Hedged Equity ETF                                                  6,923
   223,351    WisdomTree India Earnings Fund                                                       5,403
   189,600    WisdomTree Japan Hedged Equity Index Fund                                           10,214
                                                                                              ----------
              Total Exchange-Traded Funds (cost: $219,337)                                       234,430
                                                                                              ----------
              Total International Equity Securities(cost: $232,507)                              250,435
                                                                                              ----------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.0%)

              GOLD (0.6%)

              AFRICAN GOLD COMPANIES (0.1%)
    33,356    AngloGold Ashanti Ltd. ADR*                                                            376
    38,700    Gold Fields Ltd. ADR                                                                   180
    70,000    Harmony Gold Mining Co. Ltd. ADR*                                                      172
                                                                                              ----------
                                                                                                     728
                                                                                              ----------
              AUSTRALIAN GOLD COMPANIES (0.0%)
    30,000    Newcrest Mining Ltd.*                                                                  337
                                                                                              ----------

              EUROPEAN GOLD COMPANIES (0.0%)
     5,600    Randgold Resources Ltd. ADR                                                            444
                                                                                              ----------

              NORTH AMERICAN GOLD COMPANIES (0.4%)
    10,700    Agnico-Eagle Mines Ltd.                                                                344
    58,400    Alamos Gold, Inc.                                                                      353
    55,000    AuRico Gold, Inc.                                                                      195
    97,600    B2Gold Corp.*                                                                          165
    26,700    Barrick Gold Corp.                                                                     348
    35,900    Centerra Gold, Inc.                                                                    175
    85,000    Dundee Precious Metals, Inc.*                                                          203
    73,900    Eldorado Gold Corp.                                                                    429

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    15,300    Goldcorp, Inc.                                                                  $      336
    55,300    IAMGOLD Corp.*                                                                         135
   127,300    Kinross Gold Corp.*                                                                    361
    22,700    New Gold, Inc.*                                                                         86
    12,600    Newmont Mining Corp.                                                                   332
    22,700    Primero Mining Corp.*                                                                   81
     5,900    Royal Gold, Inc.                                                                       425
    96,730    Semafo, Inc.*                                                                          299
    45,800    Yamana Gold, Inc.                                                                      196
                                                                                              ----------
                                                                                                   4,463
                                                                                              ----------
              SOUTH AMERICAN GOLD COMPANIES (0.1%)
    40,417    Compania de Minas Buenaventura S.A. ADR                                                468
                                                                                              ----------
              Total Gold (cost: $7,922)                                                            6,440
                                                                                              ----------
              SILVER (0.1%)
    31,400    Pan American Silver Corp.                                                              304
    14,300    Silver Wheaton Corp.                                                                   309
    20,000    Tahoe Resources, Inc.                                                                  280
                                                                                              ----------
              Total Silver (cost: $953)                                                              893
                                                                                              ----------

              EXCHANGE-TRADED FUNDS (0.3%)
    69,416    iShares Silver Trust*                                                                1,102
    22,826    SPDR Gold Shares*                                                                    2,651
                                                                                              ----------
              Total Exchange-Traded Funds (cost: $4,710)                                           3,753
                                                                                              ----------
              Total Precious Metals and Commodity-Related Securities(cost: $13,585)               11,086
                                                                                              ----------

PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                              RATE          MATURITY
--------------------------------------------------------------------------------------------------------
              BONDS (42.5%)

              CORPORATE OBLIGATIONS (16.9%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              PUBLISHING (0.1%)
$      748    Cengage Learning Acquisitions, Inc. (d)            7.00%          3/31/2020            750
                                                                                              ----------
              SPECIALTY STORES (0.1%)
     1,000    Guitar Center, Inc. (a)                            6.50           4/15/2019            852
       700    Toys R Us Property Co. II, LLC                     8.50          12/01/2017            704
                                                                                              ----------
                                                                                                   1,556
                                                                                              ----------
              Total Consumer Discretionary                                                         2,306
                                                                                              ----------
              ENERGY (2.4%)
              -------------
              OIL & GAS DRILLING (0.1%)
     1,457    Schahin II Finance Co. SPV Ltd. (a)                5.88           9/25/2023            882
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
       800    Alta Mesa Holdings, LP                             9.63          10/15/2018            648
       700    American Energy - Permian Basin, LLC (a)           7.38          11/01/2021            572
       700    California Resources Corp. (a)                     6.00          11/15/2024            628
       800    Fieldwood Energy, LLC (d)                          8.38           9/30/2020            616
       500    Rex Energy Corp.                                   8.88          12/01/2020            421
       800    Sabine Oil & Gas, LLC (d)                          8.75          12/31/2018            530

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7  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)         SECURITY                                             RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$      900    Samson Investment Co. (d)                          5.00%          9/25/2018     $      573
                                                                                              ----------
                                                                                                   3,988
                                                                                              ----------
              OIL & GAS STORAGE & TRANSPORTATION (2.0%)
     5,000    DCP Midstream, LLC (a)                             5.85           5/21/2043          4,037
     3,059    Enbridge Energy Partners, LP                       8.05          10/01/2077          3,304
     7,300    Energy Transfer Partners, LP                       3.27 (e)      11/01/2066          6,497
     4,000    Enterprise Products Operating, LLC                 7.00           6/01/2067          4,062
       800    Martin Midstream Partners, LP                      7.25           2/15/2021            772
     1,000    Southern Union Co.                                 3.27 (e)      11/01/2066            790
       300    Targa Resources Partners, LP (a)                   5.00           1/15/2018            313
     2,500    TEPPCO Partners, LP                                7.00           6/01/2067          2,539
                                                                                              ----------
                                                                                                  22,314
                                                                                              ----------
              Total Energy                                                                        27,184
                                                                                              ----------
              FINANCIALS (10.7%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
     6,000    Prospect Capital Corp.                             5.00           7/15/2019          6,126
     8,000    State Street Capital Trust IV                      1.24 (e)       6/01/2077          6,760
     1,200    Walter Investment Management Corp.                 7.88          12/15/2021          1,107
                                                                                              ----------
                                                                                                  13,993
                                                                                              ----------
              DIVERSIFIED BANKS (0.5%)
       600    Compass Bank                                       6.40          10/01/2017            655
     2,100    JPMorgan Chase Capital XIII                        1.21 (e)       9/30/2034          1,753
     4,500    JPMorgan Chase Capital XXI                         1.20 (e)       1/15/2087          3,746
                                                                                              ----------
                                                                                                   6,154
                                                                                              ----------
              LIFE & HEALTH INSURANCE (1.6%)
     5,500    Lincoln National Corp.                             7.00           5/17/2066          5,362
     2,000    Lincoln National Corp.                             6.05           4/20/2067          1,949
     4,000    Prudential Financial, Inc.                         5.63           6/15/2043          4,250
     1,000    Prudential Financial, Inc.                         5.20           3/15/2044          1,019
     6,150    StanCorp Financial Group, Inc. (f)                 6.90           6/01/2067          6,281
                                                                                              ----------
                                                                                                  18,861
                                                                                              ----------
              MULTI-LINE INSURANCE (1.7%)
     7,000    Genworth Holdings, Inc.                            6.15          11/15/2066          4,568
     8,300    Glen Meadow Pass-Through Trust (a)                 6.51           2/12/2067          7,838
     6,670    Nationwide Mutual Insurance Co. (a)                2.53 (e)      12/15/2024          6,684
                                                                                              ----------
                                                                                                  19,090
                                                                                              ----------
              MULTI-SECTOR HOLDINGS (0.3%)
     3,000    BNSF Funding Trust I (f)                           6.61          12/15/2055          3,374
                                                                                              ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     3,000    GE Capital Trust I                                 6.38          11/15/2067          3,274
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (2.8%)
     5,000    Allstate Corp.                                     5.75           8/15/2053          5,414
     5,800    AmTrust Financial Services, Inc.                   6.13           8/15/2023          6,183
     4,875    HSB Group, Inc. (c)                                1.16 (e)       7/15/2027          3,071
     4,530    Ironshore Holdings, Inc. (a),(f)                   8.50           5/15/2020          5,366
     9,600    Oil Insurance Ltd. (a),(f)                         3.24 (e)               -(g)       8,640
     2,500    Travelers Companies, Inc. (f)                      6.25           3/15/2067          2,689
                                                                                              ----------
                                                                                                  31,363
                                                                                              ----------
              REAL ESTATE DEVELOPMENT (0.1%)
       800    Forestar USA Real Estate Group, Inc. (a)           8.50           6/01/2022            768
                                                                                              ----------
              REGIONAL BANKS (1.8%)
     1,000    Allfirst Preferred Capital Trust                   1.75 (e)       7/15/2029            880
     4,000    Cullen/Frost Capital Trust II                      1.78 (e)       3/01/2034          3,517
     2,850    First Maryland Capital Trust I                     1.25 (e)       1/15/2027          2,508
     2,500    First Tennessee Bank, N.A.                         5.65           4/01/2016          2,596

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)(h)      SECURITY                                             RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$    2,400    Fulton Capital Trust I                             6.29%          2/01/2036     $    2,394
     2,000    Huntington Capital Trust II "B"                    0.87 (e)       6/15/2028          1,610
       500    M&T Capital Trust I                                8.23           2/01/2027            505
     2,000    Manufacturers & Traders Trust Co.                  5.63          12/01/2021          2,092
     6,000    Suntrust Capital I                                 0.93 (e)       5/15/2027          5,016
                                                                                              ----------
                                                                                                  21,118
                                                                                              ----------
              REINSURANCE (0.3%)
     1,500    Alterra USA Holdings Ltd. (a)                      7.20           4/14/2017          1,636
     1,500    Platinum Underwriters Finance, Inc. (f)            7.50           6/01/2017          1,671
                                                                                              ----------
                                                                                                   3,307
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
     1,000    Ocwen Financial Corp. (a)                          6.63           5/15/2019            890
                                                                                              ----------
              Total Financials                                                                   122,192
                                                                                              ----------

              INDUSTRIALS (0.5%)
              ------------------
              AEROSPACE & DEFENSE (0.0%)
       500    Moog, Inc. (a)                                     5.25          12/01/2022            517
                                                                                              ----------
              AIRLINES (0.1%)
       651    America West Airlines, Inc. Pass-Through Trust
                (INS)                                            7.93           7/02/2020            717
                                                                                              ----------
              MARINE (0.1%)
       800    Navios Maritime Holdings, Inc. (a)                 7.38           1/15/2022            754
                                                                                              ----------
              RAILROADS (0.0%)
       350    Florida East Coast Holdings Corp. (a)              6.75           5/01/2019            362
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     1,000    ILFC E-Capital Trust I (a)                         4.37 (e)      12/21/2065            950
     2,000    ILFC E-Capital Trust II (a)                        6.25 (e)      12/21/2065          1,935
                                                                                              ----------
                                                                                                   2,885
                                                                                              ----------
              Total Industrials                                                                    5,235
                                                                                              ----------
              MATERIALS (0.0%)
              ----------------
              GOLD (0.0%)
CAD  1,050    Allied Nevada Gold Corp. (a)                       8.75           6/01/2019            298
                                                                                              ----------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       700    Sprint Corp.                                       7.13           6/15/2024            700
                                                                                              ----------

              UTILITIES (3.0%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
     2,800    NextEra Energy Capital Holdings, Inc.              6.35          10/01/2066          2,773
     1,750    NextEra Energy Capital Holdings, Inc.              6.65           6/15/2067          1,751
     2,150    NextEra Energy Capital Holdings, Inc.              7.30           9/01/2067          2,269
     3,312    PPL Capital Funding, Inc.                          6.70           3/30/2067          3,272
     1,869    Texas Competitive Electric Holdings Co., LLC (d)   4.66          10/10/2017          1,198
                                                                                              ----------
                                                                                                  11,263
                                                                                              ----------
              MULTI-UTILITIES (2.0%)
     2,500    Dominion Resources, Inc. (f)                       7.50           6/30/2066          2,593
     2,900    Dominion Resources, Inc.                           2.56 (e)       9/30/2066          2,715
     3,342    Integrys Energy Group, Inc. (f)                    6.11          12/01/2066          3,319
     7,000    Puget Sound Energy, Inc.                           6.97           6/01/2067          7,131

================================================================================

9  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)         SECURITY                                             RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$    7,000    Wisconsin Energy Corp. (f)                         6.25%          5/15/2067     $    7,038
                                                                                              ----------
                                                                                                  22,796
                                                                                              ----------
              Total Utilities                                                                     34,059
                                                                                              ----------
              Total Corporate Obligations (cost: $182,096)                                       191,974
                                                                                              ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (6.1%)

              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     5,544    TransCanada PipeLines Ltd. (f)                     6.35           5/15/2067          5,350
                                                                                              ----------
              FINANCIALS (2.9%)
              -----------------
              DIVERSIFIED BANKS (1.5%)
       500    Barclays Bank plc                                  0.63 (e)               -(g)         320
     8,030    Barclays Bank plc                                  0.63 (e)               -(g)       5,059
       350    Barclays Bank plc                                  0.63                   -(g)         221
       900    Barclays Bank plc (a)                              7.70                   -(g)         983
     9,500    HSBC Bank plc                                      0.69 (e)               -(g)       5,973
     1,000    LBI hf, acquired 10/12/2007; cost
                    $1,000(a),(b),(c),(i)                        7.43                   -(g)          --
     6,800    Lloyds Bank plc                                    0.60 (e)               -(g)       4,386
                                                                                              ----------
                                                                                                  16,942
                                                                                              ----------
              LIFE & HEALTH INSURANCE (0.5%)
     5,550    Great-West Life & Annuity Insurance
                    Capital, LP (a),(f)                          7.15           5/16/2046          5,772
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.6%)
     6,130    QBE Capital Funding III Ltd. (a)                   7.25           5/24/2041          6,782
                                                                                              ----------
              REGIONAL BANKS (0.0%)
     2,000    Glitnir Banki hf, acquired 9/11/2006 -
                    10/18/2006; cost $2,034(a),(b),(c),(i)       7.45                   -(g)          --
                                                                                              ----------
              REINSURANCE (0.3%)
     4,000    Swiss Re Capital I, LP (a)                         6.85                   -(g)       4,208
                                                                                              ----------
              Total Financials                                                                    33,704
                                                                                              ----------
              INDUSTRIALS (0.1%)
              ------------------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
       600    Ashtead Capital, Inc. (a)                          5.63          10/01/2024            633
                                                                                              ----------
              MATERIALS (1.3%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
     3,000    Braskem Finance Ltd.                               6.45           2/03/2024          3,038
                                                                                              ----------
              DIVERSIFIED METALS & MINING (0.1%)
       800    Vedanta Resources plc (a)                          6.00           1/31/2019            732
                                                                                              ----------
              GOLD (1.0%)
     5,000    Kinross Gold Corp.                                 5.95           3/15/2024          5,011
     4,285    Newcrest Finance Proprietary Ltd. (a)              4.45          11/15/2021          4,223
     2,200    St. Barbara Ltd. (a)                               8.88           4/15/2018          1,925
                                                                                              ----------
                                                                                                  11,159
                                                                                              ----------
              Total Materials                                                                     14,929
                                                                                              ----------
              UTILITIES (1.3%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
     3,000    EDP Finance B.V. (a)                               4.13           1/15/2020          3,135
     4,500    Electricite De France S.A. (a)                     5.25                   -(g)       4,781

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)         SECURITY                                             RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$    5,700    Enel S.p.A. (a)                                    8.75%          9/24/2073     $    6,986
                                                                                              ----------
                                                                                                  14,902
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
       300    AES Gener S.A. (a)                                 8.38          12/18/2073            328
                                                                                              ----------
              Total Utilities                                                                     15,230
                                                                                              ----------
              Total Eurodollar and Yankee Obligations (cost: $67,459)                             69,846
                                                                                              ----------
              ASSET-BACKED SECURITIES (0.2%)

              FINANCIALS (0.2%)
              -----------------
              ASSET-BACKED FINANCING (0.2%)
     2,000    SLC Student Loan Trust                             0.70 (e)       7/15/2036          1,760
       605    SLM Student Loan Trust                             0.81 (e)      10/25/2038            539
                                                                                              ----------
                                                                                                   2,299
                                                                                              ----------
              Total Financials                                                                     2,299
                                                                                              ----------
              Total Asset-Backed Securities (cost: $1,996)                                         2,299
                                                                                              ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

              FINANCIALS (0.3%)
              -----------------
       485    Sequoia Mortgage Trust                             1.07 (e)       9/20/2033            424
     3,029    Structured Asset Mortgage Investments, Inc.        0.67 (e)       7/19/2035          2,760
       512    Wells Fargo Mortgage Backed Securities Trust       3.66 (e)       4/25/2035            491
                                                                                              ----------
              Total Financials                                                                     3,675
                                                                                              ----------
              Total Collateralized Mortgage Obligations(cost: $3,668)                              3,675
                                                                                              ----------
              COMMERCIAL MORTGAGE SECURITIES (8.5%)

              FINANCIALS (8.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (8.5%)
     1,000    Banc of America Commercial Mortgage, Inc.          5.30          11/10/2042            999
     3,238    Banc of America Commercial Mortgage, Inc.          5.84           7/10/2044          3,347
     3,000    Banc of America Commercial Mortgage, Inc.          5.76           5/10/2045          3,128
     1,000    Banc of America Commercial Mortgage, Inc.          5.42          10/10/2045          1,037
     3,237    Banc of America Commercial Mortgage, Inc. (a)      6.14           9/10/2047          3,265
     4,000    Banc of America Commercial Mortgage, Inc.          6.27           2/10/2051          4,271
     2,000    BCRR Trust (a)                                     5.86           7/17/2040          2,164
       400    Bear Stearns Commercial Mortgage Securities,
                    Inc.                                         5.43          12/11/2040            398
     2,000    Bear Stearns Commercial Mortgage Securities,
                    Inc. (f)                                     5.21           2/11/2041          2,001
     4,034    Bear Stearns Commercial Mortgage Securities,
                    Inc. (a)                                     5.66           9/11/2041          3,915
       900    Bear Stearns Commercial Mortgage Securities,
                    Inc.                                         5.60          10/12/2041            913
     3,200    Bear Stearns Commercial Mortgage Securities,
                    Inc. (f)                                     4.99           9/11/2042          3,260
       500    CD Commercial Mortgage Trust                       5.69          10/15/2048            491
       900    Citigroup Commercial Mortgage Trust                5.77           3/15/2049            933
       800    Citigroup Commercial Mortgage Trust                6.15          12/10/2049            808
     3,000    Commercial Mortgage Loan Trust (f)                 6.04          12/10/2049          3,071
     1,000    Commercial Mortgage Loan Trust (a)                 5.54          12/11/2049          1,045
     7,400    Credit Suisse Commercial Mortgage Pass-
                    Through Trust                                0.36           2/15/2040          6,834
     1,000    Credit Suisse First Boston Mortgage Securities
                    Corp.                                        0.42           4/15/2037            996
     4,000    GE Capital Commercial Mortgage Corp. (f)           5.27           3/10/2044          4,052
     3,600    GE Capital Commercial Mortgage Corp.               5.32          11/10/2045          3,625

================================================================================

11  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)         SECURITY                                             RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$    1,900    GE Capital Commercial Mortgage Corp.               5.61%         12/10/2049     $    2,001
     1,353    GMAC Commercial Mortgage Securities, Inc.          4.97          12/10/2041          1,382
       500    GMAC Commercial Mortgage Securities, Inc.          4.98          12/10/2041            512
     1,000    GMAC Commercial Mortgage Securities, Inc. (f)      4.81           5/10/2043            989
     2,850    GS Mortgage Securities Corp. II                    5.52           4/10/2038          2,919
     1,000    GS Mortgage Securities Corp. II (f)                4.78           7/10/2039          1,004
     4,500    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                             5.04          10/15/2042          4,545
     3,210    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (f)                         5.57           4/15/2043          3,309
     1,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                             5.38          12/15/2044          1,031
     1,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                             5.38          12/15/2044          1,029
     4,500    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                             5.88           4/15/2045          4,495
       900    LB-UBS Commercial Mortgage Trust                   5.28           2/15/2041            914
     1,000    Merrill Lynch Mortgage Trust                       5.22           7/12/2038            979
       400    Merrill Lynch Mortgage Trust                       5.25           7/12/2038            378
     4,000    Merrill Lynch Mortgage Trust (f)                   5.69           5/12/2039          4,053
     2,500    Merrill Lynch Mortgage Trust                       5.01          10/12/2041          2,502
     1,000    ML-CFC Commercial Mortgage Trust                   5.42           8/12/2048          1,045
     1,500    ML-CFC Commercial Mortgage Trust                   5.89           8/12/2049          1,532
       460    ML-CFC Commercial Mortgage Trust                   5.86           9/12/2049            502
     4,150    Morgan Stanley Capital I Trust                     5.19          11/14/2042          4,184
       800    Morgan Stanley Capital I Trust                     5.49           3/12/2044            802
       878    Morgan Stanley Capital I, Inc.                     5.15           8/13/2042            887
       723    Morgan Stanley Capital I, Inc.                     5.17           8/13/2042            730
     3,150    Wachovia Bank Commercial Mortgage Trust            5.71           5/15/2043          3,253
       500    Wachovia Bank Commercial Mortgage Trust (a)        4.99           5/15/2044            499
                                                                                              ----------
                                                                                                  96,029
                                                                                              ----------
              Total Financials                                                                    96,029
                                                                                              ----------
              Total Commercial Mortgage Securities (cost: $89,362)                                96,029
                                                                                              ----------
              U.S. TREASURY SECURITIES (10.5%)

              BONDS (6.4%)
    11,250    2.34%, 8/15/2044 (STRIPS Principal) (j)                                              5,149
    11,600    3.00%, 11/15/2044                                                                   12,563
    49,500    3.13%, 8/15/2044                                                                    54,841
                                                                                              ----------
                                                                                                  72,553
                                                                                              ----------
              NOTES (4.1%)
     3,750    1.63%, 8/15/2022                                                                     3,693
    27,050    1.75%, 5/15/2022 (f)                                                                26,913
       690    2.00%, 2/15/2023                                                                       696
     2,000    2.25%, 11/15/2024                                                                    2,042
     8,500    2.38%, 8/15/2024                                                                     8,776
     4,200    2.75%, 11/15/2023                                                                    4,475
                                                                                              ----------
                                                                                                  46,595
                                                                                              ----------
              Total U.S. Treasury Securities (cost: $112,189)                                    119,148
                                                                                              ----------
              Total Bonds (cost: $456,770)                                                       482,971
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)         SECURITY                                             RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.8%)

              COMMERCIAL PAPER (0.3%)

              ENERGY (0.3%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
$    2,535    Enterprise Products Operating, LLC (a),(k)         0.40%         3/02/2015      $    2,535
                                                                                              ----------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (2.5%)
28,548,547    State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (l)            28,549
                                                                                              ----------
              Total Money Market Instruments (cost: $31,084)                                      31,084
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $1,028,057)                                            $1,129,011
                                                                                              ==========

NUMBER
OF
CONTRACTS
--------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.0%)
       820    Call - iShares 20+ Year Treasury Bond ETF expiring March 20, 2015 at 133                57
       115    Put - S&P 500 Index expiring June 30, 2015 at 1,800                                    178
                                                                                              ----------

              TOTAL PURCHASED OPTIONS (COST: $553)                                            $      235
                                                                                              ==========
              WRITTEN OPTIONS (0.0%)
      (820)   Call - iShares 20+ Year Treasury Bond ETF expiring March 20, 2015 at 138               (12)
      (115)   Put - S&P 500 Index expiring June 30, 2015 at 1600                                     (74)
                                                                                              ----------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $235)                                 $      (86)
                                                                                              ==========

================================================================================

13  | USAA Cornerstone Moderate Fund

================================================================================

($ in 000s)                                              VALUATION HIERARCHY
                                                         -------------------

                                             (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES          OTHER           SIGNIFICANT
                                              IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                               MARKETS         OBSERVABLE           INPUTS
                                            FOR IDENTICAL        INPUTS
ASSETS                                         ASSETS                                                   TOTAL
-------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                           $      222,246      $        --       $         --    $    222,246
   Preferred Stocks                                    --           28,334                375          28,709
   Exchange-Traded Funds                           83,740               --                 --          83,740
   Fixed-Income Exchange-Traded Funds              18,740               --                 --          18,740
International Equity Securities:
   Common Stocks                                   16,005               --                 --          16,005
   Exchange-Traded Funds                          234,430               --                 --         234,430
Precious Metals and Commodity-Related
Securities:
   Gold                                             6,440               --                 --           6,440
   Silver                                             893               --                 --             893
   Exchange-Traded Funds                            3,753               --                 --           3,753
Bonds:
  Corporate Obligations                                --          188,903              3,071         191,974
  Eurodollar and Yankee Obligations                    --           69,846                 --          69,846
  Asset-Backed Securities                              --            2,299                 --           2,299
  Collateralized Mortgage Obligations                  --            3,675                 --           3,675
  Commercial Mortgage Securities                       --           96,029                 --          96,029
  U.S. Treasury Securities                        113,999            5,149                 --         119,148
Money Market Instruments:
  Commercial Paper                                     --            2,535                 --           2,535
  Money Market Funds                               28,549               --                 --          28,549
Purchased Options                                     235               --                 --             235
-------------------------------------------------------------------------------------------------------------
Total                                      $      729,030      $   396,770       $      3,446    $  1,129,246
-------------------------------------------------------------------------------------------------------------

                                             (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES          OTHER           SIGNIFICANT
                                              IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                               MARKETS         OBSERVABLE           INPUTS
                                            FOR IDENTICAL        INPUTS
LIABILITIES                                  LIABILITIES                                                TOTAL
-------------------------------------------------------------------------------------------------------------
Written Options                            $         (86)      $         --      $          --   $        (86)
-------------------------------------------------------------------------------------------------------------
Total                                      $         (86)      $         --      $          --   $        (86)
-------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                             Preferred Stocks           Corporate Obligations
-------------------------------------------------------------------------------------------------------------
 Balance as of May 31, 2014                                            $2,685                          $3,802
 Purchases                                                                  -                               -
 Sales                                                                 (2,385)                              -
 Transfers into Level 3                                                     -                               -
 Transfers out of Level 3                                                   -                               -
 Net realized gain (loss) on investments                                 (165)                              -
 Change in net unrealized appreciation/depreciation of
 investments                                                              240                            (731)
-------------------------------------------------------------------------------------------------------------
 Balance as of February 28, 2015                                        $ 375                          $3,071
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

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15  | USAA Cornerstone Moderate Fund

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2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks which are valued based on methods discussed in Note A2, certain bonds, which are valued based on methods discussed in Note A5, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

 For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

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17  | USAA Cornerstone Moderate Fund

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C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 28, 2015, did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $120,708,000 and $20,072,000, respectively, resulting in net unrealized appreciation of $100,636,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,136,036,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 28.8% of net assets at February 28, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

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19  | USAA Cornerstone Moderate Fund

================================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
REIT        Real estate investment trust
STRIPS      Separate trading of registered interest and principal of securities

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2015, was $375,000, which represented less than 0.1% of the Fund's net assets.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

(c) Security was fair valued at February 28, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,446,000, which represented 0.3% of the Fund's net assets.
(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2015.
(f) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 28, 2015.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)   In U.S. dollars unless otherwise noted.
(i) At February 28, 2015, the issuer was in default with respect to interest and/or principal payments.
(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
      Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at February 28, 2015.
*     Non-income-producing security.

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21  | USAA Cornerstone Moderate Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2015
         ------------------------------